Short-Term Operating Lease (Details) - Schedule of Supplemental Information Related to Leases - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Short-Term Operating Lease (Details) - Schedule of Supplemental Information Related to Leases [Line Items]
Operating lease costs	$ 110,447	$ 131,046	$ 377,594	$ 253,966	$ 136,064